OTHER INCOME	12 Months Ended
Dec. 31, 2011
OTHER INCOME
OTHER INCOME
22.          OTHER INCOME
	Year ended
	December 31, 2009	December 31, 2010	December 31, 2011
Incentive from ADS depository bank	$767	$767	$767